Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
30-Apr-2018
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)

15-May-2018
Distribution Date
30-Apr-2018
1-Apr-2018
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
11-May-2018
Record Date
14-May-2018
30

15-May-2018
16-Apr-2018
15-May-2018
15-Apr-2018
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
350,000,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
500,000,000.00
0.000000
483,509,737.99
32,778,775.92
450,730,962.07
Class A-3 Notes
61.614240
532,000,000.00
0.847239
115,970,000.00
0.00
115,970,000.00
Class A-4 Notes
0.000000
115,970,000.00
1.000000
599,479,737.99
566,700,962.07
32,778,775.92
Total Note Balance
1,497,970,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
19,717,326.72
38,409,669.62
637,889,407.61
38,409,669.62
Pool Balance
658,813,585.25
624,827,958.41
1,591,275,988.02
1,536,386,784.98
54,889,203.04
20,924,177.64
605,110,631.69
38,416,784.98
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,409,669.62
2.50%
2.50%
38,416,784.98
2.50%
38,409,669.62
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.750000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
1.110000%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
1.260000%
507,685.22
0.954296
33,286,461.14
62.568536
Class A-4 Notes
1.460000%
141,096.83
1.216667
141,096.83
1.216667
$33,427,557.97
Total
$648,782.05

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
30-Apr-2018
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
35,781,819.37
Recoveries
0.00
33,113,523.07
35,781,819.37
237,103.15
660,419.93
1,742,230.05
28,543.17
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
549,011.32
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
648,782.05
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
32,778,775.92
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
35,781,819.37
1,805,250.08
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
549,011.32
549,011.32
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
648,782.05
648,782.05
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
507,685.22
0.00
507,685.22
thereof on Class A-4 Notes
141,096.83
0.00
141,096.83
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
648,782.05
648,782.05
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
32,778,775.92
0.00
32,778,775.92
Aggregate Principal Distributable Amount
32,778,775.92
32,778,775.92
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
30-Apr-2018
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,840,966.96
0.00
0.00
3,840,966.96
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
25,553.83
2,989.34
2,989.34
2,989.34
28,543.17
3,840,966.96
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
30-Apr-2018
Pool Statistics
Principal Gross Losses
Pool Data
1,591,275,988.02
3.16%
33.79
34.45
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
658,813,585.25
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
10,785,605.54
0.00
872,103.77
624,827,958.41
36,188
37,135
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
59,357
22,327,917.53
3.09%
50.38
Pool Factor
39.27%
15.40

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
30-Apr-2018
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
624,827,958.41
36,188
100.00%
91-120 Days Delinquent
11
0.05%
308,310.17
61-90 Days Delinquent

0.17%
1,061,521.84
31-60 Days Delinquent

0.51%
3,159,720.92
Current
99.28%
620,298,405.48
36,018
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
3.550%
0.219%
No
Loss Statistics
Average Net Loss / (Gain)
9,418.61
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.482%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
(0.032%)
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
5,914,890.04
(16,865.36)
Principal Net Loss / (Gain)
Principal Recoveries
652,893.44
5,982,848.45
Principal Net Liquidation Proceeds
236,075.69
4,425,874.22
Principal Gross Losses
872,103.77
16,323,612.71
31

Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.372%
(1) Losses includes accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.575%
0.850%
0.536%